UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30,2002

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry61
Form 13F Information Table Value$92,508




Value
Investment

Name of Issuer
Class
Cusip
X / 1000
Discretion
SOLE
Ace Ltd Ord
COM

4027
135992SOLE
135992
Alcon Inc.
COM
H01301102
3514
90687SOLE
90687
American Express
COM
025816109
506
16229SOLE
16229
American Intl Group Inc.
COM
026874107
550
10047SOLE
10047
Amgen
COM
031162100
2411
57823SOLE
57823
Applied Materials
COM
038222105
1902
164718SOLE
164718
Bankamerica Corp. New
COM
060505104
411
6441SOLE
6441
Baxter Int'l
COM
071813109
1035
33865SOLE
33865
Best Buy
COM
086516101
431
19305SOLE
19305
Capital One Financial
COM
14040H105
1233
35300SOLE
35300
Carnival Cruise Class A
COM
143658102
668
26600SOLE
26600
ChevronTexaco Corp
COM
166764100
499
7207.87SOLE
7207.87
Citigroup
COM
172967101
3082
103946.76SOLE
103946.76
Clear Channel Commun Com
COM
184502102
843
24254SOLE
24254
Concord Computing
COM
206197105
837
52700SOLE
52700
Dial Corp.
COM
25247D101
2390
111374SOLE
111374
DPS Biotech Holders Trust
COM
09067D201
1262
16200SOLE
16200
EBAY Inc
COM
278642103
643
12175SOLE
12175
Echostar Comm Corp Cl A
COM

463
26750SOLE
26750
Exxon Mobil Corporation
COM
30231G102
355
11114SOLE
11114
First Health Group Corp
COM
320960107
803
29600SOLE
29600
Fiserv Inc. Wisconsin
COM
337738108
1700
60547SOLE
60547
General Electric
COM
369604103
4929
199954.53SOLE
199954.53
Goldman Sachs Group Inc.
COM
38141G104
512
7750SOLE
7750
Grainger W W Inc.
COM
384802104
562
13200SOLE
13200
Grey Global Group Inc.
COM
39787m108
817
1385SOLE
1385
Harrah's Entertainment
COM
413619107
2249
46650SOLE
46650
Hilton Hotel
COM
432848109
1933
169874SOLE
169874
Home Depot
COM
437076102
1052
40310SOLE
40310
Honeywell International Inc.
COM
438516106
1343
62023SOLE
62023
IBM
COM
459200101
454
7790SOLE
7790
Intel Corp
COM
458140100
3805
273969.07SOLE
273969.07
Jacobs Engineering Group Inc.
COM
469814107
2623
84950SOLE
84950
Johnson & Johnson
COM
478160104
1306
24145SOLE
24145
Liberty Media Corp-A
COM
530718105
1298
180823SOLE
180823
Lowes Companies
COM
548661107
2855
68950SOLE
68950
Marsh & Mclennan Companies
COM
571748102
332
7964SOLE
7964
MBNA Corporation
COM
55262L100
1548
84206.5SOLE
84206.5
Mcgraw Hill Co.
COM
580645109
747
12206.33SOLE
12206.33
Michaels Stores Inc.
COM
594087108
1284
28100SOLE
28100
Microsoft
COM
594918104
1772
40522SOLE
40522
Mohawk Industries
COM
608190104
1092
22000SOLE
22000
Office Depot
COM
676220106
331
26850SOLE
26850
Pfizer Inc.
COM
717081103
1869
64418.77SOLE
64418.77
Quest Diagnostics Inc.
COM
74834l100
1757
28550SOLE
28550
Raytheon Co.
COM
755111507
670
22850SOLE
22850
Royal Dutch
COM
780257804
615
15311SOLE
15311
Schlumberger Ltd
COM
806857108
902
23465SOLE
23465
Staples Inc.
COM
855030102
2136
166979SOLE
166979
Tenet Healthcare
COM
88033G100
5481
110723.75SOLE
110723.75
United Auto Group Inc.
COM
909440109
692
49400SOLE
49400
United Parcel Service Cl B
COM
911312106
528
8450SOLE
8450
United Technologies
COM
913017109
4376
77470.89SOLE
77470.89
Univision Comm. Cl A
COM
914906102
2951
129425SOLE
129425
Utd Surg. Ptnrs Intl
COM
913016309
745
33700SOLE
33700
Waste Management
COM
94106L109
633
27142SOLE
27142
Williams Sonoma Inc Com
COM
969904101
3404
144050SOLE
144050
WYETH
COM
983024100
1904
59886SOLE
59886
Xilinx Inc.
COM
983919101
392
24750SOLE
24750
Yum! Brands Inc.
COM
988498101
406
14660SOLE
14660
Zimmer Holdings Inc.
COM
989565P102
638
16646SOLE
16646